UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2011

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   November 11, 2011


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $998799


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
UBS AG JERSEY BRH	       COMMON	        902641646 31427	   100664   SH	     SOLE		                    100664
ISHARES TR	               COMMON	        464287176 14220	   12207    SH       SOLE		                    12207
ISHARES TR	               COMMON	        464287564 21332	   30262    SH	     SOLE		                    30262
ISHARES TR	               COMMON	        464288281 99959	   90542    SH	     SOLE		                    90542
ISHARES INC	               COMMON	        464286509 3362	   11906    SH	     SOLE		                    11906
ISHARES TR	               COMMON	        464287465 14394	   27480    SH	     SOLE		                    27480
ISHARES TR	               COMMON	        464287622 98242	   141559   SH	     SOLE		                    141559
ISHARES TR	               COMMON	        464287598 93338	   147992   SH	     SOLE		                    147992
ISHARES TR	               COMMON	        464288869 3024	   6757	    SH	     SOLE		                    6757
ISHARES TR	               COMMON	        464287309 2297	   3395	    SH	     SOLE		                    3395
ISHARES TR	               COMMON	        464287200 46057	   36611    SH	     SOLE		                    36611
ISHARES TR	               COMMON	        464287804 25764	   38300    SH	     SOLE		                    38300
JPMORGAN CHASE & CO	       COMMON	        46625H365 123477   329448   SH	     SOLE		                    329448
PIMCO ETF TR	               COMMON	        72201R205 11225	   20868    SH	     SOLE		                    20868
PLUM CREEK TIMBER CO INC       COMMON	        729251108 42312	   112353   SH	     SOLE		                    112353
POWERSHARES GLOBAL ETF TRUST   COMMON	        73936T789 16000	   46229    SH	     SOLE		                    46229
POWERSHARES ETF TRUST	       COMMON	        73935X583 12586	   23110    SH	     SOLE		                    23110
POWERSHARES ETF TRUST	       COMMON	        73935X567 6727	   11119    SH	     SOLE		                    11119
RAYONIER INC	               COMMON	        754907103 13120	   31440    SH	     SOLE		                    31440
SCHWAB STRATEGIC TR	       COMMON	        808524805 6946	   27294    SH	     SOLE		                    27294
SCHWAB STRATEGIC TR	       COMMON	        808524888 5426	   20911    SH	     SOLE		                    20911
SPDR INDEX SHS FDS	       COMMON	        78463X749 4510	   12417    SH	     SOLE		                    12417
SPDR INDEX SHS FDS	       COMMON	        863308839 2932	   8364	    SH	     SOLE		                    8364
SPDR S&P 500 ETF TR	       TR UNIT	        78462F103 10871	   8662	    SH	     SOLE		                    8662
SPDR INDEX SHS FDS	       COMMON	        78463X871 35686	   130814   SH	     SOLE		                    130814
VANGUARD INTL EQUITY INDEX F   COMMON	        922042858 45362	   109228   SH	     SOLE		                    109228
VANGUARD TAX-MANAGED INTL FD   COMMON	        921943858 25553	   77270    SH	     SOLE		                    77270
VANGUARD INTL EQUITY INDEX F   COMMON	        922042775 2074	   4804	    SH	     SOLE		                    4804
VANGUARD BD INDEX FD INC       COMMON	        921937827 74441	   91362    SH	     SOLE		                    91362
VANGUARD INDEX FDS	       COMMON	        922908769 2196	   3416	    SH	     SOLE		                    3416
VANGUARD INDEX FDS	       COMMON	        922908744 46291	   89228    SH	     SOLE		                    89228
WEYERHAEUSER CO	               COMMON	        962166104 23615	   131341   SH	     SOLE		                    131341
WISDOMTREE TRUST	       COMMON	        97717W281 14900	   34363    SH	     SOLE		                    34363
WISDOMTREE TRUST	       COMMON	        97717W760 19133	   41523    SH	     SOLE		                    41523







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